SPDR® Index Shares Funds

SPDR EURO STOXX Small Cap ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR MSCI ACWI Low Carbon Target ETF

SPDR MSCI Emerging Markets StrategicFactors SM ETF

SPDR Solactive Canada ETF (formerly, SPDR MSCI Canada StrategicFactors ETF)

SPDR Solactive Germany ETF (formerly, SPDR MSCI Germany StrategicFactors ETF)

SPDR Solactive Japan ETF (formerly, SPDR MSCI Japan StrategicFactors ETF)

(each a“Fund ”, collectively the “Funds”)

Supplement dated February 28, 2019 to the Prospectus and Statement of Additional Information (“SAI”)

each dated January 31, 2019, as may be supplemented from time to time

Effective March 1, 2019, the Prospectus and SAI are revised as follows:

1)	The “PORTFOLIO MANAGERS” section for the SPDR EURO STOXX Small Cap ETF on page 16 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Ted Janowsky.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Ted Janowsky, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

2)	The “PORTFOLIO MANAGERS” section for the SPDR S&P Emerging Markets Dividend ETF on page 50 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Olga Winner.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

3)	The “PORTFOLIO MANAGERS” section for the SPDR MSCI ACWI Low Carbon Target ETF on page 105 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Thomas Coleman.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Thomas Coleman, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1998.

4)	The “PORTFOLIO MANAGERS” section for the SPDR MSCI Emerging Markets StrategicFactors ETF on page 159 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and John Law.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

John Law, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2016.

5)	The “PORTFOLIO MANAGERS” section for the SPDR Solactive Canada ETF on page 172 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Keith Richardson.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Keith Richardson is a Vice President of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

6)	The “PORTFOLIO MANAGERS” section for the SPDR Solactive Germany ETF on page 179 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Olga Winner.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

7)	The “PORTFOLIO MANAGERS” section for the SPDR Solactive Japan ETF on page 192 of the Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Olga Winner.

Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Olga Winner, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2007.

8)	The portfolio managers table on page 245 of the Prospectus is revised in accordance with the new portfolio management teams listed in items 1-7 above.

9)	The portfolio managers table beginning on page 40 of the SAI is revised in accordance with the new portfolio management teams listed in items 1-7 above.

10)	All references to Payal Gupta and Eric Viliott in the Prospectus and SAI are deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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